Derecognition And Offset Of Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Derecognition And Offset Of Financial Instruments
12. DERECOGNITION AND OFFSET OF FINANCIAL INSTRUMENTS
(1) Derecognition of financial instruments
Transferred financial assets that do not meet the condition of derecognition in their entirety.
1) Bonds sold under repurchase agreements
The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2022	December 31, 2023
Assets transferred	Financial assets at FVTPL	214,577	238,461
	Financial assets at FVTOCI	583,198	556,583
	Securities at amortized cost	1,171,300	48,368

	Total	1,969,075	843,412

Related liabilities	Bonds sold under repurchase agreements	1,898,744	757,691

2)	Securities loaned
When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amount of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2022	December 31, 2023	Loaned to
Financial assets at FVTPL	Korean treasury and government bonds	—	625,398	The Korea Securities Finance Corporation
Financial assets at FVTOCI	Korean treasury and government bonds	98,027	592,218	Korea Securities Depository, etc.

3)	Liquidity of financial assets
As of December 31, 2022 and 2023, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions. The transaction details of the transfer of the financial instrument are as follows:

		December 31, 2022	December 31, 2023
		Carrying amount (*)	Carrying amount (*)
Assets transferred	Financial assets at FVPL	49,808	—
	Loans at amortized cost	4,640,182	5,098,217
Related liabilities	Asset-backed borrowings	231,800	2,434,900
	Asset-backed bonds	1,209,364	1,487,895

(*)	The carrying amount is the amount before the allowance for bad debts.
On the other hand, the details of transferred financial assets that have not been removed, such as bonds sold under the repurchase agreement and loan securities, are also described in Note 18. The Group does not have financial instruments that are continuously involved.
(2) The offset of financial assets and liabilities
The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables has been offset with a part of unpaid domestic exchange payables, and they have been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group’s statements of financial position, respectively.
The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets.
As of December 31, 2022 and 2023, the financial instruments to be offset and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Gross amounts of recognized financial instruments	Gross amounts of recognized financial instruments setoff	Net amounts of consolidated financial instruments presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	7,032,465	—	7,032,465	9,175,416	748,981	1,616,779
Receivable spot exchange (*2)	4,508,711	—	4,508,711
Bonds purchased under resale agreements (*2)	6,793,938	—	6,793,938	6,793,938	—	—
Domestic exchange settlement debits (*2) (*5)	39,787,371	39,209,452	577,919	—	—	577,919

Total	58,122,485	39,209,452	18,913,033	15,969,354	748,981	2,194,698

Financial liabilities:
Derivative liabilities (*1)	7,652,440	—	7,652,440	10,043,092	145,268	1,972,695
Payable spot exchange (*3)	4,508,615	—	4,508,615
Bonds sold under repurchase agreements (*4)	2,313,044	—	2,313,044	2,313,044	—	—
Domestic exchange settlement credits (*3) (*5)	43,841,373	39,209,452	4,631,921	2,504,062	—	2,127,859

Total	58,315,472	39,209,452	19,106,020	14,860,198	145,268	4,100,554

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2023
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	5,200,277	—	5,200,277
Receivable spot exchange (*2)	7,641,347	—	7,641,347	11,328,147	424,466	1,089,011
Bonds purchased under resale agreements (*2)	3,256,392	—	3,256,392	3,256,392	—	—
Domestic exchange settlement debits (*2) (*5)	49,034,521	48,587,951	446,570	—	—	446,570

Total	65,132,537	48,587,951	16,544,586	14,584,539	424,466	1,535,581

Financial liabilities:
Derivative liabilities (*1)	5,126,697	—	5,126,697
Payable spot exchange (*3)	7,641,946	—	7,641,946	11,425,925	139,143	1,203,575
Bonds sold under repurchase agreements (*4)	1,119,991	—	1,119,991	1,119,991	—	—
Domestic exchange settlement credits (*3)(*5)	49,974,648	48,587,951	1,386,697	1,367,709	—	18,988

Total	63,863,282	48,587,951	15,275,331	13,913,625	139,143	1,222,563

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.